EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

NOTE 7. EMPLOYEE BENEFIT PLANS

We are required by applicable U.S. GAAP to:

  recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status in the statement of financial position;
  measure a plan’s assets and its obligations that determine its funded status as of the end of the fiscal year (with limited exceptions); and
  recognize changes in the funded status of pension and other postretirement benefit plans in the year in which the changes occur. Generally, those changes are reported in other comprehensive income and as a separate component of shareholders’ equity.

The detailed information presented below covers the employee benefit plans of Sempra Energy and its principal subsidiaries.

Sempra Energy has funded and unfunded noncontributory traditional defined benefit and cash balance plans, including separate plans for SDG&E and SoCalGas, which collectively cover all eligible employees, including members of the Sempra Energy board of directors who were participants in a predecessor plan on or before June 1, 1998. Pension benefits under the traditional defined benefit plans are based on service and final average pay, while the cash balance plans provide benefits using a career average earnings methodology.

Chilquinta Energía has an unfunded contributory defined benefit plan covering all employees hired before October 1, 1981 and an unfunded noncontributory termination indemnity obligation covering all employees. The plans generally provide defined benefits to retirees based on date of hire, years of service and final average salary.

Sempra Energy also has other postretirement benefit plans (PBOP), including separate plans for SDG&E and SoCalGas, which collectively cover all domestic (except Willmut Gas) and certain foreign employees. The life insurance plans are both contributory and noncontributory, and the health care plans are contributory. Participants’ contributions are adjusted annually. Other postretirement benefits include medical benefits for retirees’ spouses.

Chilquinta Energía also has two noncontributory postretirement benefit plans which cover substantially all employees – a health care plan and an energy subsidy plan that provides for reduced energy rates. The health care plan includes benefits for retirees’ spouses and dependents.

Pension and other postretirement benefits costs and obligations are dependent on assumptions used in calculating such amounts. These assumptions include discount rates
  expected return on plan assets
  health care cost trend rates
  mortality rates
  rate of compensation increases
  termination and retirement rates
  utilization of postretirement welfare benefits
  payout elections (lump sum or annuity)
  lump sum interest rates

We review these assumptions on an annual basis prior to the beginning of each year and update them as appropriate. We consider current market conditions, including interest rates, in making these assumptions. New mortality table studies were released by the Society of Actuaries during 2014 that significantly increased life expectancy assumptions, and we have incorporated these new assumptions, adjusted for the Sempra Energy companies’ actual mortality experience, in our calculations. We use a December 31 measurement date for all of our plans.

Rabbi Trust

In support of its Supplemental Executive Retirement, Cash Balance Restoration and Deferred Compensation Plans, Sempra Energy maintains dedicated assets, including a Rabbi Trust and investments in life insurance contracts, which totaled $512 million and $506 million at December 31, 2014 and 2013, respectively.

Pension and Other Postretirement Benefit Plans

Benefit Plan Amendments Affecting 2014

During 2014, executive participants in a company nonqualified plan became eligible in this same plan for Supplemental Executive Retirement Plan benefits. Consistent with past practice, this was treated as a plan amendment and increased the recorded pension liability by $4 million at Sempra Energy Consolidated.

Effective January 1, 2014, a new high deductible medical benefit was provided to all SDG&E and SoCalGas retirees under the age of 65, except the represented retirees at SoCalGas, participating in the companies’ PBOP plans. This benefit replaced a previous benefit provided by the SDG&E plans and was an added benefit in the SoCalGas plan. These changes resulted in an increase of other postretirement benefit obligations by a negligible amount at SDG&E and by $1 million at each of Sempra Energy Consolidated and SoCalGas.

Benefit Plan Amendments Affecting 2013

The plan amendments below were adopted in 2013, and are therefore reflected in the 2013 pension and other postretirement benefit obligations.

Effective July 1, 2014, an enhanced pension benefit is provided to certain employees of SoCalGas who transfer from a represented to a nonrepresented position after June 30, 1998. This increased the pension benefit obligation by $27 million at each of Sempra Energy Consolidated and SoCalGas.

Effective April 1, 2014, we provided a one-time, ad hoc cost of living adjustment of 13.2 percent for SoCalGas and PE retirees who retired prior to July 1, 1996 and their beneficiaries that are receiving qualified pension benefits in the form of an annuity. This election increased the pension benefit obligation by $40 million at Sempra Energy Consolidated and $39 million at SoCalGas.

Effective January 1, 2013, the face value of the fully paid life insurance benefit for employees that participate in our Executive Retirement Life Insurance Program and retire after December 31, 2012 was increased from one times pay to one-and-a-half times pay. In addition, the tax gross-ups paid to the retiring employee based on the value of the final premium were eliminated. These changes resulted in a decrease of the other postretirement benefit obligation of $4 million at Sempra Energy Consolidated.

Effective January 1, 2014, the benefits provided by one of the dental plans available to all employees that participate in the plans, except the represented employees at SoCalGas, were enhanced to increase the annual total maximum and lifetime orthodontic maximum covered costs. In addition, the costs of diagnostic and preventive services were excluded from the total covered annual maximum costs. These plan design changes increased the recorded liability for other postretirement benefits by $1 million at each of Sempra Energy Consolidated and SoCalGas.

Special Termination Benefits Affecting 2014 and 2013

At SDG&E in 2014, and at both SDG&E and SoCalGas in 2013, all nonrepresented employees age 62 with 5 years of service and all other nonrepresented employees age 55 with 10 years of service that retired under the Voluntary Retirement Enhancement Program (VREP) offered in those years received an additional postretirement health benefit in the form of a $50,000 Health Reimbursement Account (HRA). In accordance with U.S. GAAP, we elected to treat the benefit obligation attributable to the HRA as special termination benefits. This resulted in increases to the recorded liability for other postretirement benefits of approximately $5 million for each of Sempra Energy Consolidated and SDG&E in 2014, and $5 million for Sempra Energy Consolidated and $2 million for each of SDG&E and SoCalGas in 2013.

Benefit Obligations and Assets

The following three tables provide a reconciliation of the changes in the plans’ projected benefit obligations and the fair value of assets during 2014 and 2013, and a statement of the funded status at December 31, 2014 and 2013:

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Pension benefits		Other postretirementbenefits
	2014	2013	2014	2013
CHANGE IN PROJECTED BENEFIT OBLIGATION
Net obligation at January 1	$3,459	$3,804	$973	$1,115
Service cost	101	109	24	28
Interest cost	161	148	49	44
Contributions from plan participants	―	―	17	16
Actuarial loss (gain)	441	(371)	105	(177)
Benefit payments	(217)	(293)	(58)	(55)
Plan amendments	4	67	1	(3)
Special termination benefits	―	―	5	5
Settlements and curtailments	(110)	(5)	(1)	―
Net obligation at December 31	3,839	3,459	1,115	973

CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1	2,789	2,558	1,012	873
Actual return on plan assets	217	396	67	151
Employer contributions	128	133	16	27
Contributions from plan participants	―	―	17	16
Benefit payments	(217)	(293)	(58)	(55)
Settlements	(110)	(5)	―	―
Fair value of plan assets at December 31	2,807	2,789	1,054	1,012
Funded status at December 31	$(1,032)	$(670)	$(61)	$39
Net recorded (liability) asset at December 31	$(1,032)	$(670)	$(61)	$39

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
SAN DIEGO GAS & ELECTRIC COMPANY
(Dollars in millions)
	Pension benefits		Other postretirementbenefits
	2014	2013	2014	2013
CHANGE IN PROJECTED BENEFIT OBLIGATION
Net obligation at January 1	$939	$1,067	$171	$185
Service cost	30	32	7	8
Interest cost	43	41	9	8
Contributions from plan participants	―	―	6	6
Actuarial loss (gain)	101	(66)	15	(19)
Benefit payments	(25)	(89)	(13)	(12)
Special termination benefits	―	―	5	2
Settlements	(87)	(4)	―	―
Transfer of liability from (to) other plans	10	(42)	―	(7)
Net obligation at December 31	1,011	939	200	171

CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1	819	781	146	126
Actual return on plan assets	63	117	11	18
Employer contributions	56	51	14	14
Contributions from plan participants	―	―	6	6
Benefit payments	(25)	(89)	(13)	(12)
Settlements	(87)	(4)	―	―
Transfer of assets from (to) other plans	2	(37)	―	(6)
Fair value of plan assets at December 31	828	819	164	146
Funded status at December 31	$(183)	$(120)	$(36)	$(25)
Net recorded liability at December 31	$(183)	$(120)	$(36)	$(25)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
SOUTHERN CALIFORNIA GAS COMPANY
(Dollars in millions)
	Pension benefits		Other postretirementbenefits
	2014	2013	2014	2013
CHANGE IN PROJECTED BENEFIT OBLIGATION
Net obligation at January 1	$2,110	$2,299	$753	$873
Service cost	60	67	16	17
Interest cost	100	90	38	34
Contributions from plan participants	―	―	11	10
Actuarial loss (gain)	300	(285)	90	(151)
Benefit payments	(163)	(169)	(43)	(40)
Plan amendments	―	66	1	1
Special termination benefits	―	―	―	2
Settlements	(10)	―	―	―
Transfer of liability from other plans	1	42	―	7
Net obligation at December 31	2,398	2,110	866	753

CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1	1,758	1,581	848	732
Actual return on plan assets	138	250	54	131
Employer contributions	39	59	―	9
Contributions from plan participants	―	―	11	10
Benefit payments	(163)	(169)	(43)	(40)
Settlements	(10)	―	―	―
Transfer of assets from other plans	1	37	―	6
Fair value of plan assets at December 31	1,763	1,758	870	848
Funded status at December 31	$(635)	$(352)	$4	$95
Net recorded (liability) asset at December 31	$(635)	$(352)	$4	$95

For Sempra Energy Consolidated, SDG&E and SoCalGas, the actuarial losses for pension plans in 2014 were primarily due to a decrease in the weighted average discount rates and updated mortality rates (discussed above), and to a lesser extent at SoCalGas, a change in the rate used to convert annuity benefits to lump sums. The actuarial losses were partially offset at Sempra Energy Consolidated and SoCalGas by the impact of updated census data for SoCalGas and partially offset at all companies by a decrease in the cash balance interest crediting rate.

The actuarial losses for other postretirement plans in 2014 were primarily due to a decrease in the weighted average discount rates and updated mortality rates for all companies, and to lesser extent, updated census data for SDG&E and SoCalGas. The actuarial losses were partially offset by a decrease in anticipated retiree and spousal participation rates for all companies.

The actuarial gains for pension plans in 2013 were primarily due to an increase in the weighted average discount rate and the rate used to convert monthly annuity-type benefits to a lump sum benefit payment.

The actuarial gains for other postretirement plans in 2013 resulted from several factors, including an increase in the discount rate, updated census data and actual claims costs at SoCalGas, updates in actual premiums and retiree contributions for 2013, expected decrease in 2014 claims costs based on 2014 renewal premium rates, and a decrease in the healthcare cost trending rate. The actuarial gains were partially offset by the impact of updated census data and actual claims costs at all companies except SoCalGas, changes in retirement and termination rates, and an expected increase in non-spouse dependents for all employees of SoCalGas not covered by the defined dollar benefit.

Net Assets and Liabilities

The assets and liabilities of the pension and other postretirement benefit plans are affected by changing market conditions as well as when actual plan experience is different than assumed. Such events result in investment gains and losses, which we defer and recognize in pension and other postretirement benefit costs over a period of years. Sempra Energy Consolidated (except for SDG&E) and SoCalGas use the asset smoothing method for their pension and other postretirement plans. This method develops an asset value that recognizes realized and unrealized investment gains and losses over a three-year period. This adjusted asset value, known as the market-related value of assets, is used in conjunction with an expected long-term rate of return to determine the expected return-on-assets component of net periodic cost. SDG&E does not use the asset smoothing method, but rather recognizes realized and unrealized investment gains and losses during the current year.

The 10-percent corridor accounting method is used at Sempra Energy Consolidated, SDG&E and SoCalGas. Under the corridor accounting method, if as of the beginning of a year unrecognized net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is amortized over the average remaining service period of active participants. The asset smoothing and 10-percent corridor accounting methods help mitigate volatility of net periodic costs from year to year.

We recognize the overfunded or underfunded status of defined benefit pension and other postretirement plans as assets or liabilities, respectively; unrecognized changes in these assets and/or liabilities are normally recorded in Accumulated Other Comprehensive Income (Loss) on the balance sheet. The California Utilities and Mobile Gas record regulatory assets and liabilities that offset the funded pension and other postretirement plans’ assets or liabilities, as these costs are expected to be recovered in future utility rates based on agreements with regulatory agencies. At Willmut Gas, pension contributions are recovered in rates on a prospective basis, but are not recorded as a regulatory asset pending recovery.

The California Utilities record annual pension and other postretirement net periodic benefit costs equal to the contributions to their plans as authorized by the CPUC. The annual contributions to the pension plans are limited to a minimum required funding amount as determined by the Internal Revenue Service. The annual contributions to the other postretirement plans are equal to the lesser of the maximum tax deductible amount or the net periodic cost calculated in accordance with U.S. GAAP for pension and other postretirement benefit plans. Mobile Gas records annual pension and other postretirement net periodic benefit costs based on an estimate of the net periodic cost at the beginning of the year calculated in accordance with U.S. GAAP for pension and other postretirement benefit plans, as authorized by the Alabama Public Service Commission. Any differences between booked net periodic benefit cost and amounts contributed to the pension and other postretirement plans for the California Utilities are disclosed as regulatory adjustments in accordance with U.S. GAAP for regulated entities.

The net (liability) asset is included in the following categories on the Consolidated Balance Sheets at December 31:

PENSION AND OTHER POSTRETIREMENT BENEFIT OBLIGATIONS, NET OF PLAN ASSETS AT DECEMBER 31
(Dollars in millions)
	Pension benefits				Other postretirementbenefits
	2014		2013		2014		2013
Sempra Energy Consolidated:
Noncurrent assets	$	―	$	―		$4		$95
Current liabilities		(33)		(59)		―		―
Noncurrent liabilities		(999)		(611)		(65)		(56)
Net recorded (liability) asset		$(1,032)		$(670)		$(61)		$39
SDG&E:
Current liabilities		$(3)		$(13)	$	―	$	―
Noncurrent liabilities		(180)		(107)		(36)		(25)
Net recorded liability		$(183)		$(120)		$(36)		$(25)
SoCalGas:
Noncurrent assets	$	―	$	―		$4		$95
Current liabilities		(2)		(13)		―		―
Noncurrent liabilities		(633)		(339)		―		―
Net recorded (liability) asset		$(635)		$(352)		$4		$95

Amounts recorded in Accumulated Other Comprehensive Income (Loss) at December 31, 2014 and 2013, net of income tax effects and amounts recorded as regulatory assets, are as follows:

AMOUNTS IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Pension benefits		Other postretirementbenefits
	2014	2013	2014	2013
Sempra Energy Consolidated:
Net actuarial loss	$(82)	$(73)	$(1)	$	―
Prior service credit	(2)	―	―		―
Total	$(84)	$(73)	$(1)	$	―
SDG&E:
Net actuarial loss	$(13)	$(10)
Prior service credit	1	1
Total	$(12)	$(9)
SoCalGas:
Net actuarial loss	$(5)	$(5)
Prior service credit	1	1
Total	$(4)	$(4)

The accumulated benefit obligation for defined benefit pension plans at December 31, 2014 and 2013 was as follows:

ACCUMULATED BENEFIT OBLIGATION
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
	2014	2013	2014	2013	2014	2013
Accumulated benefit obligation	$3,555	$3,254	$978	$923	$2,182	$1,944

Sempra Energy has unfunded and funded pension plans. SDG&E and SoCalGas each have an unfunded and a funded pension plan. The following table shows the obligations of funded pension plans with benefit obligations in excess of plan assets at December 31:

OBLIGATIONS OF FUNDED PENSION PLANS
(Dollars in millions)
	2014	2013
Sempra Energy Consolidated:
Projected benefit obligation	$3,592	$3,212
Accumulated benefit obligation	3,343	3,027
Fair value of plan assets	2,807	2,789
SDG&E:
Projected benefit obligation	$964	$899
Accumulated benefit obligation	937	886
Fair value of plan assets	828	819
SoCalGas:
Projected benefit obligation	$2,379	$2,085
Accumulated benefit obligation	2,166	1,920
Fair value of plan assets	1,763	1,758

Net Periodic Benefit Cost, 2012-2014

The following three tables provide the components of net periodic benefit cost and amounts recognized in other comprehensive income for the years ended December 31:

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Pension benefits			Other postretirement benefits
	2014	2013	2012	2014	2013	2012
NET PERIODIC BENEFIT COST
Service cost	$101	$109	$90	$24	$28	$25
Interest cost	161	148	162	49	44	52
Expected return on assets	(171)	(162)	(155)	(63)	(58)	(53)
Amortization of:
Prior service cost (credit)	11	4	3	(5)	(4)	(4)
Actuarial loss	18	54	47	―	7	12
Settlement and curtailment charges	31	2	8	(1)	―	―
Special termination benefits	―	―	―	5	5	―
Regulatory adjustment	(31)	(20)	(29)	6	6	7
Total net periodic benefit cost	120	135	126	15	28	39

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS
RECOGNIZED IN OTHER COMPREHENSIVE INCOME
Net loss (gain)	38	(30)	19	1	(8)	(6)
Prior service cost	4	1	―	―	―	―
Amortization of actuarial loss	(23)	(9)	(9)	―	(1)	―
Total recognized in other comprehensive income	19	(38)	10	1	(9)	(6)
Total recognized in net periodic benefit cost and other comprehensive income	$139	$97	$136	$16	$19	$33

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
SAN DIEGO GAS & ELECTRIC COMPANY
(Dollars in millions)
	Pension benefits			Other postretirement benefits
	2014	2013	2012	2014	2013	2012
NET PERIODIC BENEFIT COST
Service cost	$30	$32	$28	$7	$8	$7
Interest cost	43	41	45	9	8	9
Expected return on assets	(55)	(52)	(47)	(10)	(8)	(8)
Amortization of:
Prior service cost	2	2	2	2	4	4
Actuarial loss	4	14	14	―	―	―
Settlement charge	19	1	1	―	―	―
Special termination benefits	―	―	―	5	2	―
Regulatory adjustment	12	14	6	1	―	1
Total net periodic benefit cost	55	52	49	14	14	13

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS
RECOGNIZED IN OTHER COMPREHENSIVE INCOME
Net loss (gain)	8	(2)	2	―	―	―
Amortization of actuarial loss	(3)	(1)	(1)	―	―	―
Total recognized in other comprehensive income	5	(3)	1	―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$60	$49	$50	$14	$14	$13

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
SOUTHERN CALIFORNIA GAS COMPANY
(Dollars in millions)
	Pension benefits			Other postretirement benefits
	2014	2013	2012	2014		2013	2012
NET PERIODIC BENEFIT COST
Service cost	$60	$67	$53		$16	$17	$16
Interest cost	100	90	99		38	34	41
Expected return on assets	(104)	(98)	(96)		(51)	(48)	(44)
Amortization of:
Prior service cost (credit)	9	2	2		(8)	(8)	(7)
Actuarial loss	6	31	23		―	6	11
Settlement charge	4	―	1		―	―	―
Special termination benefits	―	―	―		―	2	―
Regulatory adjustment	(43)	(34)	(36)		5	6	5
Total net periodic benefit cost	32	58	46		―	9	22

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS
RECOGNIZED IN OTHER COMPREHENSIVE INCOME
Net loss (gain)	5	3	(4)		―	―	―
Amortization of actuarial loss	(5)	(1)	(1)		―	―	―
Total recognized in other comprehensive income	―	2	(5)		―	―	―
Total recognized in net periodic benefit cost and other comprehensive income	$32	$60	$41	$	―	$9	$22

The estimated net loss for the pension plans that will be amortized from Accumulated Other Comprehensive Income (Loss) into net periodic benefit cost in 2015 is $9 million for Sempra Energy Consolidated, $1 million for SDG&E and $1 million for SoCalGas. Negligible amounts of prior service credit for the pension plans will be similarly amortized in 2015.

Assumptions for Pension and Other Postretirement Benefit Plans

Benefit Obligation and Net Periodic Benefit Cost

Except for the Chilquinta Energía plans, we develop the discount rate assumptions based on the results of a third party modeling tool that develops the discount rate by matching each plan’s expected cash flows to interest rates and expected maturity values of individually selected bonds in a hypothetical portfolio. The model controls the level of accumulated surplus that may result from the selection of bonds based solely on their premium yields by limiting the number of years to look back for selection to 3 years for pre-30-year and 6 years for post-30-year benefit payments. Additionally, the model ensures that an adequate number of bonds are selected in the portfolio by limiting the amount of the plan’s benefit payments that can be met by a single bond to 7.5 percent.

We selected individual bonds from a universe of Bloomberg AA-rated bonds which:

  have an outstanding issue of at least $50 million;
  are non-callable (or callable with make-whole provisions);
  exclude collateralized bonds; and
  exclude the top and bottom 10 percent of yields to avoid relying on bonds which might be mispriced or misgraded.

This selection methodology also mitigates the impact of market volatility on the portfolio by excluding bonds with the following characteristics:

  The issuer is on review for downgrade by a major rating agency if the downgrade would eliminate the issuer from the portfolio.
  Recent events have caused significant price volatility to which rating agencies have not reacted.
  Lack of liquidity is causing price quotes to vary significantly from broker to broker.

We believe that this bond selection approach provides the best estimate of discount rates to estimate settlement values for our plans’ benefit obligations as required by applicable U.S. GAAP.

We develop the discount rate assumptions for the plans at Chilquinta Energía based on 10-year Chilean government bond yields and the expected local long-term rate of inflation. This method for developing the discount rate is required when there is no deep market for high quality corporate bonds.

Long-term return on assets is based on the weighted-average of the plans’ investment allocation as of the measurement date and the expected returns for those asset types.

The significant assumptions affecting benefit obligation and net periodic benefit cost are as follows:

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATION AT DECEMBER 31

	Pension benefits		Other postretirement benefits
	2014	2013	2014	2013
Sempra Energy Consolidated:
Discount rate	4.09%	4.84%	4.15%	4.95%
Rate of compensation increase	3.50-10.00	3.50-10.00	3.50-10.00	3.50-10.00
SDG&E:
Discount rate	4.00%	4.69%	4.15%	5.00%
Rate of compensation increase	3.50-10.00	3.50-10.00	3.50-10.00	3.50-10.00
SoCalGas:
Discount rate	4.15%	4.94%	4.15%	4.95%
Rate of compensation increase	3.50-10.00	3.50-10.00	3.50-10.00	3.50-10.00

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31

	Pension benefits			Other postretirement benefits
	2014	2013	2012	2014	2013	2012
Sempra Energy Consolidated:
Discount rate	4.85%	4.04%	4.40-5.05%	4.95%	4.09%	4.10-5.15%
Expected return on plan assets	7.00	7.00	7.00	6.97	6.96	6.96
Rate of compensation increase	3.50-10.00	3.50-9.50	3.50-8.50	3.50-10.00	3.50-9.50	3.50-9.50
SDG&E:
Discount rate	4.69%	3.94%	4.70-4.80%	5.00%	4.10%	5.05%
Expected return on plan assets	7.00	7.00	7.00	6.88	6.81	6.81
Rate of compensation increase	3.50-10.00	3.50-9.50	3.50-8.50	3.50-10.00	N/A	N/A
SoCalGas:
Discount rate	4.94%	4.10%	4.70-5.05%	4.95%	4.10%	5.15%
Expected return on plan assets	7.00	7.00	7.00	7.00	7.00	7.00
Rate of compensation increase	3.50-10.00	3.50-9.50	3.50-8.50	3.50-10.00	3.50-9.50	3.50-9.50

Health Care Cost Trend Rates

Assumed health care cost trend rates have a significant effect on the amounts that we report for the health care plan costs. Following are the health care cost trend rates applicable to our postretirement benefit plans

ASSUMED HEALTH CARE COST TREND RATES AT DECEMBER 31

	Other postretirement benefit plans(1)
	Pre-65 retirees			Retirees aged 65 years and older
	2014	2013	2012	2014	2013	2012
Health care cost trend rate assumed for next year	7.75%	8.25%	10.00%	5.25%	5.50%	8.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	5.00%	5.00%	5.00%	4.50%	4.50%	4.75%
Year the rate reaches the ultimate trend	2020	2020	2020	2020	2020	2020
(1)	Excludes Mobile Gas Plan. For Mobile Gas, the health care cost trend rate assumed for next year for all retirees was 7.75 percent, 7.50 percent and 8.00 percent in 2014, 2013 and 2012, respectively; the ultimate trend was 5.00 percent in 2014, 2013 and 2012; and the year the rate reaches the ultimate trend was 2020, 2019 and 2020 in 2014, 2013 and 2012, respectively.

A one-percent change in assumed health care cost trend rates would have had the following effects in 2014:

EFFECT OF ONE-PERCENT CHANGE IN ASSUMED HEALTH CARE COST TREND RATES
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	1%	1%	1%	1%	1%	1%
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Effect on total of service and interest
cost components of net periodic
postretirement health care benefit cost	$7	$(5)	$1	$(1)	$5	$(4)
Effect on the health care component of the
accumulated other postretirement
benefit obligations	86	(75)	9	(7)	74	(65)

Plan Assets

Investment Allocation Strategy for Sempra Energy’s Pension Master Trust

Sempra Energy’s pension master trust holds the investments for the pension and other postretirement benefit plans. We maintain additional trusts as we discuss below for certain of the California Utilities’ other postretirement benefit plans. Other than through indexing strategies, the trusts do not invest in securities of Sempra Energy.

The current asset allocation objective for the pension master trust is to protect the funded status of the plans while generating sufficient returns to cover future benefit payments and accruals. We assess the portfolio performance by comparing actual returns with relevant benchmarks. Currently, the pension plans’ asset allocations are

  38 percent domestic equity
  26 percent international equity
  18 percent long credit
  5 percent global high yield credit
  5 percent real assets
  4 percent STRIPS
  4 percent long government

The asset allocation of the plans is reviewed by our Plan Funding Committee and our Pension and Benefits Investment Committee (the Committees) on a regular basis. When evaluating strategic asset allocations, the Committees consider many variables, including:

  long-term cost
  variability and level of contributions
  funded status
  a range of expected outcomes over varying confidence levels

We maintain allocations at strategic levels with reasonable bands of variance. When asset class exposure reaches a minimum or maximum level, we generally rebalance the portfolio back to target allocations.

In accordance with the Sempra Energy pension investment guidelines, derivative financial instruments may be used by the pension master trust’s equity and fixed income portfolio investment managers to equitize cash, hedge certain exposures, and as substitutes for certain types of fixed income securities.

Rate of Return Assumption

The expected return on assets in our pension plans and other postretirement benefit plans is based on the weighted-average of the plans’ investment allocations to specific asset classes as of the measurement date. We arrive at a 7 percent expected return on assets by considering both the historical and forecasted long-term rates of return on those asset classes. We expect a return of between 7 percent and 9 percent on return-seeking assets and between 3 percent and 5 percent for risk-mitigating assets. Certain trusts that hold assets for the SDG&E and Mobile Gas other postretirement benefit plans are subject to taxation, which impacts the expected after-tax return on assets in these plans.

Concentration of Risk

Plan assets are fully diversified across global equity and bond markets, and other than what is indicated by the target asset allocations, contain no concentration of risk in any one economic, industry, maturity or geographic sector.

Investment Strategy for SDG&E’s and SoCalGas’ Other Postretirement Benefit Plans

SDG&E’s and SoCalGas’ other postretirement benefit plans are funded by cash contributions from SDG&E and SoCalGas and their current retirees. The assets of these plans are placed into the pension master trust and other Voluntary Employee Beneficiary Association (VEBA) trusts. The assets in the VEBA trusts are invested at an allocation similar to the pension master trust, with 70 percent invested in return-seeking and 30 percent invested in risk-mitigating assets. This allocation has been formulated to best suit the long-term nature of the obligations.

Fair Value of Pension and Other Postretirement Benefit Plan Assets

We classify the investments in Sempra Energy’s pension master trust and the trusts for the California Utilities’ other postretirement benefit plans into:

  Level 1, for securities valued using quoted prices from active markets for identical assets;
  Level 2, for securities not traded on an active market but for which observable market inputs are readily available; and
  Level 3, for securities and investments valued based on significant unobservable inputs. Investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The following are descriptions of the valuation methods and assumptions we use to estimate the fair values of investments held by pension and other postretirement benefit plan trusts.

Equity Securities — Equity securities are valued using quoted prices listed on nationally recognized securities exchanges.

Fixed Income Securities — Certain fixed income securities are valued at the closing price reported in the active market in which the security is traded. Other fixed income securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar securities, the security is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks. Certain high yield fixed-income securities are valued by applying a price adjustment to the bid side to calculate a mean and ask value. Adjustments can vary based on maturity, credit standing, and reported trade frequencies. The bid to ask spread is determined by the investment manager based on the review of the available market information.

Registered Investment Companies — Investments in mutual funds sponsored by a registered investment company are valued based on exchange listed prices for equity and certain fixed income securities or are valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks for the remaining fixed income securities.

Common/Collective Trusts — Investments in common/collective trust funds are valued based on the redemption price of units owned, which is based on the current fair value of the funds’ underlying assets.

Private Equity Funds — Investments in private equity funds do not trade in active markets. Fair value is determined by the fund managers, based upon their review of the underlying investments as well as their utilization of discounted cash flows and other valuation models.

Venture Capital Funds — These funds consist of investments in private equities that are held by limited partnerships following various strategies, including venture capital and corporate finance. The partnerships generally have limited lives of 10 years, after which liquidating distributions will be received.  Fair value is determined by attributing a proportionate share of net assets to an ownership interest in partners’ capital.

Real Estate Funds — Investments in real estate funds are valued based on the net asset value per share. Net asset value is based on the fair value of the underlying investments.

Derivative Financial Instruments — Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies, and unrealized gain (loss) is recorded daily. Fixed income futures and options are marked to market daily. Equity index future contracts are valued at the last sales price quoted on the exchange on which they primarily trade.

The methods described are intended to produce a fair value calculation that is indicative of net realizable value or reflective of future fair values. However, while management believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

We provide more discussion of fair value measurements in Notes 1 and 10. The following tables set forth by level within the fair value hierarchy a summary of the investments in our pension and other postretirement benefit plan trusts measured at fair value on a recurring basis.

There were no transfers into or out of Level 1, Level 2 or Level 3 for Sempra Energy Consolidated, SDG&E or SoCalGas during the periods presented, nor any changes in the valuation techniques used in recurring fair value measurement.

The fair values of our pension plan assets by asset category are as follows:

FAIR VALUE MEASUREMENTS — INVESTMENT ASSETS OF PENSION PLANS
(Dollars in millions)
	Fair value at December 31, 2014
	Level 1		Level 2		Level 3	Total
SDG&E:
Equity securities:
Domestic(1)	$307	$	―	$	―	$307
Foreign	186		―		―	186
Domestic preferred	―		1		―	1
Foreign preferred	1		―		―	1
Registered investment companies	40		―		―	40
Fixed income securities:
U.S. Treasury securities	38		―		―	38
Domestic municipal bonds	―		11		―	11
Foreign government bonds	―		12		―	12
Domestic corporate bonds(2)	―		117		―	117
Foreign corporate bonds	―		36		―	36
Common/collective trusts(3)	―		62		―	62
Registered investment companies	―		10		―	10
Other investments(4)	―		―		4	4
Total investment assets(5)	572		249		4	825

SoCalGas:
Equity securities:
Domestic(1)	651		―		―	651
Foreign	395		―		―	395
Domestic preferred	―		3		―	3
Foreign preferred	3		1		―	4
Registered investment companies	86		―		―	86
Fixed income securities:
U.S. Treasury securities	80		―		―	80
Domestic municipal bonds	―		24		―	24
Foreign government bonds	―		25		―	25
Domestic corporate bonds(2)	―		249		―	249
Foreign corporate bonds	―		77		―	77
Common/collective trusts(3)	―		132		―	132
Registered investment companies	―		21		―	21
Other investments(4)	1		―		8	9
Total investment assets(6)	1,216		532		8	1,756

Other Sempra Energy:
Equity securities:
Domestic(1)	81		―		―	81
Foreign	49		―		―	49
Foreign preferred	―		1		―	1
Registered investment companies	10		―		―	10
Fixed income securities:
U.S. Treasury securities	9		―		―	9
Domestic municipal bonds	―		4		―	4
Foreign government bonds	―		3		―	3
Domestic corporate bonds(2)	―		30		―	30
Foreign corporate bonds	―		9		―	9
Common/collective trusts(3)	―		16		―	16
Registered investment companies	―		2		―	2
Other investments(4)	―		―		1	1
Total other Sempra Energy(7)	149		65		1	215
Total Sempra Energy Consolidated(8)	$1,937		$846		$13	$2,796
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds, stated at net asset value, and derivative financial instruments.
(5)	Excludes cash and cash equivalents of $3 million at SDG&E.
(6)	Excludes cash and cash equivalents of $7 million at SoCalGas.
(7)	Excludes cash and cash equivalents of $1 million at Other Sempra Energy.
(8)	Excludes cash and cash equivalents of $11 million at Sempra Energy Consolidated.

FAIR VALUE MEASUREMENTS — INVESTMENT ASSETS OF PENSION PLANS
(Dollars in millions)
	Fair value at December 31, 2013
	Level 1		Level 2		Level 3	Total
SDG&E:
Equity securities:
Domestic(1)	$317	$	―	$	―	$317
Foreign	211		―		―	211
Foreign preferred	2		―		―	2
Registered investment companies	44		―		―	44
Fixed income securities:
U.S. Treasury securities	2		―		―	2
Domestic municipal bonds	―		11		―	11
Foreign government bonds	―		25		―	25
Domestic corporate bonds(2)	―		152		―	152
Domestic partnership bonds(2)	―		1		―	1
Foreign corporate bonds	―		55		―	55
Common/collective trusts(3)	―		25		―	25
Other investments(4)	―		―		6	6
Total investment assets(5)	576		269		6	851

SoCalGas:
Equity securities:
Domestic(1)	637		―		―	637
Foreign	423		―		―	423
Foreign preferred	4		―		―	4
Registered investment companies	89		―		―	89
Fixed income securities:
U.S. Treasury securities	4		―		―	4
Domestic municipal bonds	―		21		―	21
Foreign government bonds	―		51		―	51
Domestic corporate bonds(2)	―		306		―	306
Domestic partnership bonds(2)	―		2		―	2
Foreign corporate bonds	―		110		―	110
Common/collective trusts(3)	―		50		―	50
Other investments(4)	―		―		13	13
Total investment assets(6)	1,157		540		13	1,710

Other Sempra Energy:
Equity securities:
Domestic(1)	79		―		―	79
Foreign	52		―		―	52
Registered investment companies	11		―		―	11
Fixed income securities:
U.S. Treasury securities	1		―		―	1
Domestic municipal bonds	―		3		―	3
Foreign government bonds	―		7		―	7
Domestic corporate bonds(2)	―		38		―	38
Foreign corporate bonds	―		13		―	13
Common/collective trusts(3)	―		5		―	5
Other investments(4)	―		―		2	2
Total other Sempra Energy(7)	143		66		2	211
Total Sempra Energy Consolidated(8)	$1,876		$875		$21	$2,772
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(3)	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
(4)	Investments in venture capital and real estate funds, stated at net asset value, and derivative financial instruments.
(5)	Excludes cash and cash equivalents of $5 million at SDG&E and transfers payable to other plans of $37 million.
(6)	Excludes cash and cash equivalents of $11 million at SoCalGas and transfers receivable from other plans of $37 million.
(7)	Excludes cash and cash equivalents of $1 million at Other Sempra Energy.
(8)	Excludes cash and cash equivalents of $17 million at Sempra Energy Consolidated.

The fair values by asset category of the other postretirement benefit plan assets held in the pension master trust and in the additional trusts for SoCalGas’ other postretirement benefit plans and SDG&E’s other postretirement benefit plan (PBOP plan trusts) are as follows:

FAIR VALUE MEASUREMENTS — INVESTMENT ASSETS OF OTHER POSTRETIREMENT BENEFIT PLANS
(Dollars in millions)
	Fair value at December 31, 2014
	Level 1		Level 2		Level 3	Total
SDG&E:
Equity securities:
Domestic(1)	$41	$	―	$	―	$41
Foreign	25		―		―	25
Registered investment companies	43		―		―	43
Fixed income securities:
U.S. Treasury securities	5		―		―	5
Domestic municipal bonds(2)	―		3		―	3
Domestic corporate bonds(3)	―		16		―	16
Foreign government bonds	―		2		―	2
Foreign corporate bonds	―		5		―	5
Common/collective trusts(4)	―		8		―	8
Registered investment companies	―		16		―	16
Total investment assets	114		50		―	164

SoCalGas:
Equity securities:
Domestic(1)	133		―		―	133
Foreign	81		―		―	81
Domestic preferred	―		1		―	1
Foreign preferred	1		―		―	1
Registered investment companies	45		―		―	45
Broad market funds	―		222		―	222
Fixed income securities:
U.S. Treasury securities	16		―		―	16
Domestic municipal bonds	―		5		―	5
Domestic corporate bonds(3)	―		61		―	61
Foreign government bonds	―		5		―	5
Foreign corporate bonds	―		25		―	25
Common/collective trusts(4)	―		265		―	265
Registered investment companies	―		6		―	6
Other investments(5)	―		―		2	2
Total investment assets(6)	276		590		2	868

Other Sempra Energy:
Equity securities:
Domestic(1)	6		―		―	6
Foreign	3		―		―	3
Registered investment companies	4		―		―	4
Fixed income securities:
U.S. Treasury securities	1		―		―	1
Domestic corporate bonds(3)	―		2		―	2
Common/collective trusts(4)	―		1		―	1
Registered investment companies	―		2		―	2
Total other Sempra Energy(7)	14		5		―	19
Total Sempra Energy Consolidated(8)	$404		$645		$2	$1,051
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of California municipalities held in SDG&E PBOP plan trusts.
(3)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(4)	Investment in common/collective trusts held in PBOP plan VEBA trusts.
(5)	Investments in venture capital and real estate funds, stated at net asset value, and derivative financial instruments.
(6)	Excludes cash and cash equivalents of $2 million held in SoCalGas PBOP plan trusts.
(7)	Excludes cash and cash equivalents of $1 million held in Other Sempra Energy PBOP plan trusts.
(8)	Excludes cash and cash equivalents of $3 million at Sempra Energy Consolidated.

FAIR VALUE MEASUREMENTS — INVESTMENT ASSETS OF OTHER POSTRETIREMENT BENEFIT PLANS
(Dollars in millions)
	Fair value at December 31, 2013
	Level 1		Level 2		Level 3	Total
SDG&E:
Equity securities:
Domestic(1)	$37	$	―	$	―	$37
Foreign	25		―		―	25
Registered investment companies	43		―		―	43
Fixed income securities:
Domestic municipal bonds(2)	―		3		―	3
Domestic corporate bonds(3)	―		18		―	18
Foreign government bonds	―		3		―	3
Foreign corporate bonds	―		6		―	6
Common/collective trusts(4)	―		3		―	3
Registered investment companies	―		12		―	12
Other investments(5)	―		―		1	1
Total investment assets(6)	105		45		1	151

SoCalGas:
Equity securities:
Domestic(1)	128		―		―	128
Foreign	83		―		―	83
Foreign preferred	1		―		―	1
Registered investment companies	43		―		―	43
Broad market funds	―		220		―	220
Fixed income securities:
U.S. Treasury securities	1		―		―	1
Domestic municipal bonds	―		4		―	4
Domestic corporate bonds(3)	―		60		―	60
Foreign government bonds	―		10		―	10
Foreign corporate bonds	―		22		―	22
Common/collective trusts(4)	―		262		―	262
Registered investment companies	―		3		―	3
Other investments(5)	―		―		2	2
Total investment assets(7)	256		581		2	839

Other Sempra Energy:
Equity securities:
Domestic(1)	4		―		―	4
Foreign	4		―		―	4
Registered investment companies	4		―		―	4
Fixed income securities:
Domestic corporate bonds(3)	―		3		―	3
Foreign government bonds	―		1		―	1
Foreign corporate bonds	―		1		―	1
Registered investment companies	―		1		―	1
Total other Sempra Energy	12		6		―	18
Total Sempra Energy Consolidated(8)	$373		$632		$3	$1,008
(1)	Investments in common stock of domestic corporations.
(2)	Bonds of California municipalities held in SDG&E PBOP plan trusts.
(3)	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
(4)	Investment in common/collective trusts held in PBOP plan VEBA trusts.
(5)	Investments in venture capital and real estate funds, stated at net asset value, and derivative financial instruments.
(6)	Excludes cash and cash equivalents of $1 million held in SDG&E PBOP plan trusts and transfers payable to other plans of $6 million.
(7)	Excludes cash and cash equivalents of $3 million held in SoCalGas PBOP plan trusts and transfers receivable from other plans of $6 million.
(8)	Excludes cash and cash equivalents of $1 million and $3 million held in SDG&E and SoCalGas PBOP plan trusts, respectively.

The investments of the pension master trust allocated to the pension and other postretirement benefit plans classified as Level 3 are private equity funds and represent a percentage of each plan’s total allocated assets as follows at December 31:

LEVEL 3 INVESTMENT ASSETS
(Dollars in millions)
	Pension plans					Other postretirement benefit plans
	Level 3 investment assets		% of total investment assets			Level 3 investment assets			% of total investment assets
	2014	2013	2014		2013	2014		2013	2014		2013
SDG&E	$4	$6	―	%	1%	$	―	$1	―	%	1%
SoCalGas	8	13	―		1		2	2	―		―
All other	1	2	―		1		―	―	―		―
Sempra Energy Consolidated	$13	$21	―		1		$2	$3	―		―

The following table provides a reconciliation of changes in the fair value of investments classified as Level 3:

LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Private equity funds
		SDG&E	SoCalGas		All other	Sempra EnergyConsolidated
PENSION PLANS
Balance at January 1, 2013		$6	$13		$2	$21
Realized gains		1	2		―	3
Unrealized losses		(1)	(1)		―	(2)
Sales		―	(1)		―	(1)
Balance at December 31, 2013		6	13		2	21
Realized gains		1	2		―	3
Unrealized losses		(1)	(2)		―	(3)
Sales		(2)	(5)		(1)	(8)
Balance at December 31, 2014		$4	$8		$1	$13
OTHER POSTRETIREMENT BENEFIT PLANS
Balance at January 1 and December 31, 2013		$1	$2	$	―	$3
Unrealized losses		(1)	―		―	(1)
Balance at December 31, 2014	$	―	$2	$	―	$2

Future Payments

We expect to contribute the following amounts to our pension and other postretirement benefit plans in 2015:

EXPECTED CONTRIBUTIONS
(Dollars in millions)
	Sempra Energy
	Consolidated	SDG&E	SoCalGas
Pension plans	$31	$3	$2
Other postretirement benefit plans	11	9	―

The following table shows the total benefits we expect to pay for the next 10 years to current employees and retirees from the plans or from company assets.

EXPECTED BENEFIT PAYMENTS
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
		Other		Other		Other
	Pension	postretirement	Pension	postretirement	Pension	postretirement
	benefits	benefits	benefits	benefits	benefits	benefits
2015	$349	$50	$92	$9	$215	$39
2016	333	55	86	10	211	42
2017	321	58	87	11	205	45
2018	313	63	83	11	200	48
2019	301	66	80	12	190	50
2020-2024	1,311	346	360	64	813	264

PROFIT SHARING PLANS

Under Chilean law, Chilquinta Energía is required to pay all employees either (1) 30 percent of Chilquinta Energía’s taxable income after deducting a 10 percent return on equity, allocated in proportion to the annual salary of each employee or (2) 25 percent of each employee’s annual salary, with a maximum mandatory profit sharing of 4.75 months of Chile’s legal minimum salary. Chilquinta Energía has elected the second option but calculates the profit sharing amounts with actual employee salaries instead of the legal minimum salary, resulting in a higher cost. The amounts are paid out each pay period. Chilquinta Energía recorded annual profit sharing expense of $4 million for 2014, $4 million for 2013 and $6 million for 2012 related to this plan.

Under Peruvian law, Luz del Sur is required to pay their employees 5 percent of Luz del Sur’s taxable income, paid once a year and allocated as follows: 50 percent based on each employee’s annual hours worked and 50 percent based on each employee’s annual salary. Luz del Sur recorded annual profit sharing expense of $10 million for 2014, $9 million for 2013 and $10 million for 2012 related to this plan.

SAVINGS PLANS

Sempra Energy offers trusteed savings plans to all domestic employees and to employees in Mexico. Participation in the plans is immediate for salary deferrals for all employees except for the represented employees at SoCalGas, who are eligible upon completion of one year of service. Subject to plan provisions, domestic employees may contribute from one percent to 50 percent of their regular earnings, subject to annual IRS limits. In Mexico, employees may contribute up to 2 percent of the portion of their base salary that is less than 25 times the minimum wage and may contribute up to 5 percent of any portion of their base salary that is greater than 25 times the minimum wage. Sempra Energy makes matching contributions for domestic employees after one year of the employee’s completed service and immediately for employees in Mexico. Employer contribution amounts and methodology vary by plan for domestic employees, but generally the contributions are equal to 50 percent of the first 6 percent of eligible base salary contributed by employees and, if certain company goals are met, an additional amount related to incentive compensation payments. Employer contributions for employees in Mexico equal the contributions made by the employee.

Beginning September 1, 2012 for the Sempra Energy, SDG&E and Mobile Gas savings plans and October 1, 2012 for the SoCalGas savings plan, employer contributions are invested based upon each employee’s investment elections in effect at the time of contribution. Prior to that, employer contributions were initially invested in Sempra Energy common stock, but the employee could transfer the contribution to other investments. Contributions are invested in Sempra Energy common stock, mutual funds and/or institutional trusts. Prior to the termination of the ESOP discussed below, employer contributions for substantially all plans were partially funded by the ESOP.

Contributions to the savings plans were as follows:

CONTRIBUTIONS TO SAVINGS PLANS
(Dollars in millions)
	2014	2013	2012
Sempra Energy Consolidated	$38	$35	$34
SDG&E	15	14	16
SoCalGas	18	17	15

The market value of Sempra Energy common stock held by the savings plans was $1.4 billion and $1.3 billion at December 31, 2014 and 2013, respectively.

Employee Stock Ownership Plan (ESOP)

Sempra Energy terminated the ESOP effective June 30, 2012, as all ESOP debt was paid and all shares were released from the ESOP Trust as of that date. Prior to the plan’s termination, all contributions to the ESOP Trust (Trust) were made by Sempra Energy; there were no contributions made by the participants. The Trust was used to fund part of the retirement savings plan described above. As Sempra Energy made contributions, the ESOP debt service was paid and shares were released in proportion to the total expected debt service. We charged compensation expense and credited equity for the market value of the released shares. Dividends on unallocated shares were used to pay debt service and were applied against the liability.

ESOP debt was paid down by a total of $10 million in 2012 when 153,625 shares of Sempra Energy common stock were released from the Trust in order to fund employer contributions to the Sempra Energy savings plan trust. Interest on the ESOP debt and dividends used for debt service were negligible in 2012.